Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Abstract]
Carrying Amounts of Trade and Other Receivables
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies:

	2020	2021
US Dollars	45,863	51,568
U.K. Pounds	46,093	27,089
Euros	10,825	24,057
Colombian Pesos	3,473	3,398
Swiss Francs	8	992
Swedish Krona	1,903	954
Brazilian Reals	900	783
Other	230	957

	109,295	109,798

Movement in Loss Allowances Against Trade Receivables	Movement in the loss allowances against trade receivables is as follows:

Loss allowance as of January 1, 2020:	$674
Loss allowance recognized during the year	119
Balances written off during the year	(132)
Balances recovered during the year	—

Loss allowance at December 31, 2020:	661

Loss allowance recognized during the year	1,253
Balances written off during the year	(222)
Balances recovered during the year	(12)

Loss allowance at December 31, 2021:	$1,680

Summary of Undiscounted Contracted Maturities of Financial Liabilities
The following are the undiscounted contracted maturities of financial liabilities, including interest payments for the period ending December 31, 2021:

Non-Derivative Financial Liability	Effective Interest Rate*	Year of Maturity	Carrying Amount	Contractual Cash Flows	Less Than 1 YeaR	1—2 Years	2—5 Years
Unsecured Loan	10.55%	2024	14,242	15,040	285	285	14,471
2021 Senior Secured Loan	10.02%	2024	286,815	354,133	24,333	24,333	305,467
Instrument Financing Loans	1.7-2.6%	2022 -2023	263	263	191	72	—
Trade and other payables			99,641	99,641	99,641	—	—

Total			400,961	469,078	124,450	24,690	319,937

*	—the effective interest rate for both the Convertible Notes and Preferred Shares include the accretion of the portion of proceeds allocated to equity ( Notes 16 and 17 )
The following are the undiscounted contracted maturities of financial liabilities, including interest payments for the period ending December 31, 2020:

Non-Derivative Financial Liability	Effective Interest Rate*	Year of Maturity	Carrying Amount	Contractual Cash Flows	Less Than 1 Year	1—2 Years	2—5 Years
Unsecured Loan	10.55%	2024	18,000	19,369	360	360	18,649
Convertible Notes	11.38%	2024	59,113	71,616	3,758	3,758	64,100
2020 Convertible Notes	21.67%	2021	146,844	79,025	79,025	—	—
2020 Senior Secured Loans	10.32%	2022	62,401	74,161	5,200	68,961	—
Instrument Financing Loans	1.7-2.6%	2021- 2023	676	705	409	212	84
Series A Preferred Shares	11.45%	2025	277,995	421,199	—	—	421,199
Series B Preferred Shares	8.23%	2027	173,726	257,462	—	—	257,462
Trade and other payables			139,283	139,283	139,283	—	—

Total			878,038	1,062,820	228,035	73,291	761,494